CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 141,715	$ 143,964	$ 25,565	$ 29,265	$ 25,044
Restricted cash included in Other current assets	316	1,083	270	270	412
Restricted cash included in Other assets	832	832	1,147	1,147	2,440
Total Cash, Cash Equivalents, and Restricted Cash shown in the Consolidated Statements of Cash Flows	$ 142,863	$ 145,879	$ 26,982	$ 30,682	$ 27,896	$ 26,155